Equity - Schedule of Fair Value of RDO Warrants (Details) - RDO Warrants [Member]	Jun. 25, 2026
Stock price [Member]
Schedule of Fair Value of RDO Warrants [Line Items]
Fair value of RDO warrants	7.38
Expected volatility [Member]
Schedule of Fair Value of RDO Warrants [Line Items]
Fair value of RDO warrants	53.6
Risk-free interest rate [Member]
Schedule of Fair Value of RDO Warrants [Line Items]
Fair value of RDO warrants	4.15
Expected terms (in years) [Member]
Schedule of Fair Value of RDO Warrants [Line Items]
Fair value of RDO warrants	5
Expected dividends [Member]
Schedule of Fair Value of RDO Warrants [Line Items]
Fair value of RDO warrants	0